Average Annual Total Returns - Class ACIS - DWS Intermediate Tax-Free Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions - with sale 1 Year	Class A After tax on distributions - with sale 5 Years	Class A After tax on distributions - with sale 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 1 Year	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 5 Years	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 10 Years
Total	Jun. 11, 2001	1.71%	2.29%	3.23%	1.54%	2.21%	3.19%	1.97%	2.30%	3.08%	Jun. 11, 2001	3.72%	2.07%	2.73%	Dec. 17, 2004	4.85%	3.12%	3.79%	Apr. 12, 1983	4.85%	3.11%	3.75%	4.73%	3.39%	3.84%